222 NORTH LASALLE STREET CHICAGO, ILLINOIS 60601 T: + 1 (312) 609 7500 F: + 1 (312) 609 5005 CHICAGO — NEW YORK — WASHINGTON, DC — LONDON — SAN FRANCISCO
NATHANIEL SEGAL ATTORNEY AT LAW nsegal@vedderprice.com

January 21, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	Nuveen California AMT-Free Municipal Income Fund (the “Registrant”); File No. 811-21212

To the Commission:

On behalf of the Registrant, electronically transmitted herewith is the Registrant’s Pre-Effective Amendment No. 1 to its Registration Statement on Form N-14 (the “Amendment”) relating to the issuance of common shares and MuniFund Term Preferred Shares (“MTP Shares”) in connection with the reorganization of Nuveen California Premium Income Municipal Fund into the Registrant (the “Reorganization”).

The Amendment incorporates revisions to the Registrant’s Registration Statement on Form N-14 filed on November 21, 2013 relating to the issuance of common shares and MTP Shares in connection with the Reorganization (the “Registration Statement”), in response to comments provided telephonically by the staff of the Securities and Exchange Commission to Vedder Price P.C. on December 23, 2013, with respect to the Registration Statement (as addressed in separate correspondence to the staff dated January 21, 2014. The Amendment is also being filed for the purpose of providing certain information required by the form and not included in the Registration Statement and to make certain other non-material changes.

Please contact the undersigned at (312) 609-7747 if you have questions or comments regarding the filing.

Very truly yours,

/s/ Nathaniel Segal

NS

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